COMMITMENTS AND CONTINGENT LIABILITIES (Narrative) (Details) ₪ in Thousands, $ in Thousands		6 Months Ended
	Apr. 14, 2019 ILS (₪)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Jul. 31, 2018 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Bank guarantees		$ 66,020		$ 72,842
Project guarantees			$ 29,100
Down payment receivables					$ 29,100
Income from OCS grants		541	626
Damages sought by plaintiff		$ 75,000	$ 75,000
Plaintiff's payment decided by court | ₪	₪ 40,000